EPS under Basic and Diluted Computations (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Earnings Per Share Disclosure [Line Items]
Net Income	$ 211	$ 247	$ 275	$ 195	$ 163	$ 220	$ 238	$ 243	$ 928		$ 864		$ 454
Preferred stock dividends									(45)
Net income available to common stockholders	$ 189	$ 238	$ 261	$ 195	$ 163	$ 220	$ 238	$ 243	$ 883		$ 864		$ 454
Weighted-average common shares outstanding - basic									1,274		1,227		1,191
Common stock equivalent shares related to stock incentive plans									1		2		3
Weighted-average common shares outstanding - diluted	1,278	1,275	1,274	1,273	1,271	1,229	1,210	1,207	1,275	[1]	1,229	[1]	1,194	[1]
Basic EPS	$ 0.15	$ 0.19	$ 0.20	$ 0.15	$ 0.13	$ 0.18	$ 0.20	$ 0.20	$ 0.69		$ 0.70		$ 0.38
Diluted EPS	$ 0.15	$ 0.19	$ 0.20	$ 0.15	$ 0.13	$ 0.18	$ 0.20	$ 0.20	$ 0.69		$ 0.70		$ 0.38

[1]	Antidilutive stock options and restricted stock awards excluded from the calculation of diluted EPS totaled 74 million, 63 million, and 52 million shares in 2012, 2011, and 2010, respectively.